Common Stock and Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2017	Dec. 31, 2015	Jul. 31, 2022
Redeemable Convertible Preferred Stock [Line Items]
Share authorised				400,000,000		232,000,000
Preferred stock authorized				100,000,000
Preferred stock par value (in Dollars per share)		$ 0.01		$ 0.01
Shares issued				4,500,000
Preferred stock price per share (in Dollars per share)				$ 15
Aggregate proceeds (in Dollars)			$ 92	$ 92		$ 58		$ 10,000	$ 10,000
Purchase warrants	70,000							2,300,000	2,300,000
Preferred stock conversion price (in Dollars per share)		$ 11.5		$ 11.5
Shares issued				425,606
Number of warrants issued		14,166,666		8,695,000		7,545,000
Incurred expense for issuance of warrant (in Dollars)				$ 100
Purchase warrants	8,695,000									1,150,000
Conversion of shares issued	2,702
Warrants forfeited	8,625,000
Business combination shares classified as liability	1,150,000
Gain on warrant liability (in Dollars)	$ 200
Sponsor [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares issued		1,000,000		1,000,000
Redeemable Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock authorized		10,000,000		10,000,000		10,000,000
Shares issued									2,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock par value (in Dollars per share)						$ 0.01
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock authorized		10,000,000		0
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Shares issued		4,500,000		0	[1]	0	[1]	2,000,000
Preferred stock price per share (in Dollars per share)		$ 10		$ 10				$ 5	$ 5
Preferred stock conversion price (in Dollars per share)		$ 10		10
Price per share (in Dollars per share)				$ 4,000,000		$ 1,272,055
Common Class A [Member]
Redeemable Convertible Preferred Stock [Line Items]
Share authorised		400,000,000		232,000,000
Preferred stock price per share (in Dollars per share)		$ 15
Preferred stock conversion price (in Dollars per share)				$ 0.01		$ 20,000,000
Two Thousand Twelve Convertible Note [Member]
Redeemable Convertible Preferred Stock [Line Items]
Number of warrants issued										1,150,000

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.